SHARE-BASED COMPENSATION ARRANGEMENTS (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for future issuance | shares	2,985,144
Service period vesting conditions	between 0.5-4 years
Number of options outstanding	1,368,000	1,852,000	2,386,000
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 912	$ 2,429
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	2,454,000	176,000
Restricted Share Units | Executives and employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	2,454,034	176,400
Restricted Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 8,543	$ 13,356
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	381,447	71,850
Performance Stock Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 2,005	$ 3,384